Management of Financial Risk (Details 1) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Basic Office Lease	$ 76,000		$ 28,000
Advance Royalty Payments		$ 250		$ 285
Total		250	28,000
Less than 1 Year
Statement [Line Items]
Basic Office Lease	28,000		48,000
Advance Royalty Payments		35		35
Total	$ 28,000		48,000
1 - 3 Years
Statement [Line Items]
Basic Office Lease			$ 28,000
Advance Royalty Payments		105		105
Total		105		105
3 - 5 Years
Statement [Line Items]
Advance Royalty Payments		105		105
Total		105		105
After 5 Years
Statement [Line Items]
Advance Royalty Payments		5		40
Total		$ 5		$ 40